Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment, at cost less accumulated depreciation and amortization as of December 31:

	Estimated Useful Life (years)	2015	2014
Land and land improvements	0-15	$6.1	$7.0
Buildings and building equipment	15	57.7	59.5
Machinery, tools and equipment	5-12	83.5	86.0
Leasehold improvements (1)	10	22.1	24.1
Computer equipment	3-5	58.4	56.6
Computer software	5-10	188.4	160.2
Furniture and fixtures	5-8	62.0	63.6
Tooling	3-5	104.5	94.6
Construction in progress		26.3	53.2
Total property plant and equipment, at cost		$609.0	$604.8
Less accumulated depreciation and amortization		433.7	439.1
Total property plant and equipment, net		$175.3	$165.7

(1)	The estimated useful life for leasehold improvements is the lesser of 10 years or the term of the lease.

During 2015, 2014 and 2013, depreciation expense, computed on a straight-line basis over the estimated useful lives of the related assets, was $40.7, $48.2 and $50.2, respectively.